UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2017

Date of Reporting Period: 06/30/2017

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2017

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 94.11%
	Consumer Discretionary - Durables &
	Apparel -- 1.23%
40,000	Mohawk Industries, Inc. *	$ 9,667,600
		------------

	Consumer Discretionary - Retailing -- 5.28%
115,000	CarMax, Inc. *	7,251,900
450,000	LKQ Corporation *	14,827,500
40,000	O'Reilly Automotive, Inc. *	8,749,600
37,000	Ulta Beauty, Inc. *	10,631,580
		------------
		41,460,580
		------------

	Consumer Discretionary - Services -- 4.67%
100,000	Dunkin' Brands Group, Inc.	5,512,000
200,000	Extended Stay America, Inc.	3,872,000
390,000	Service Corporation International	13,045,500
180,000	Starbucks Corporation	10,495,800
238,400	Wendy's Company (The)	3,697,584
		------------
		36,622,884
		------------

	Consumer Staples - Food & Staples
	Retailing -- 2.24%
95,000	PriceSmart, Inc.	8,322,000
340,000	US Foods Holding Corp. *	9,254,800
		------------
		17,576,800
		------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 4.13%
57,500	Constellation Brands, Inc. - Class A	11,139,475
110,000	Dr Pepper Snapple Group, Inc.	10,022,100
255,000	Lamb Weston Holdings, Inc.	11,230,200
		------------
		32,391,775
		------------

	Financials - Banks -- 2.73%
605,000	Huntington Bancshares Incorporated	8,179,600
95,000	SunTrust Banks, Inc.	5,388,400
150,000	Webster Financial Corporation	7,833,000
		------------
		21,401,000
		------------

	Financials - Diversified -- 5.88%
71,500	Affiliated Managers Group, Inc.	11,858,990
110,000	Northern Trust Corporation	10,693,100
160,000	Raymond James Financial, Inc.	12,835,200
200,000	SEI Investments Company	10,756,000
		------------
		46,143,290
		------------

	Financials - Insurance -- 3.04%
90,000	Aon plc	1,965,500
81,917	Willis Towers Watson Public Limited Company	11,915,647
		------------
		23,881,147
		------------

	Health Care - Equipment & Services -- 11.69%
145,000	Cardinal Health, Inc.	11,298,400
52,500	Cooper Companies, Inc. (The)	12,569,550
90,000	Danaher Corporation	7,595,100
145,000	DaVita Inc. *	9,390,200

180,000	DENTSPLY SIRONA Inc.	11,671,200
110,000	LivaNova PLC *	6,733,100
80,000	NuVasive, Inc. *	6,153,600
130,000	ResMed Inc.	10,123,100
60,000	Teleflex Incorporated	12,465,600
40,000	VCA Inc. *	3,692,400
		------------
		91,692,250
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 5.07%
76,000	Celgene Corporation *	9,870,120
105,920	Quintiles IMS Holdings Inc. *	9,479,840
14,500	Regeneron Pharmaceuticals, Inc. *	7,121,530
76,420	Thermo Fisher Scientific Inc.	13,332,997
		------------
		39,804,487
		------------

	Industrials - Capital Goods -- 14.05%
207,500	AMETEK, Inc.	12,568,275
291,000	Fastenal Company	12,667,230
180,000	Fortive Corporation	11,403,000
205,000	Fortune Brands Home & Security, Inc.	13,374,200
110,000	IDEX Corporation	12,431,100
85,000	Middleby Corporation (The) *	10,328,350
85,000	Nordson Corporation	10,312,200
85,000	Snap-on Incorporated	13,430,000
150,000	Westinghouse Air Brake Technologies
	Corporation	13,725,000
		------------
		110,239,355
		------------

	Industrials - Commercial & Professional
	Services -- 5.66%
293,443	IHS Markit Ltd. *	12,923,230
135,000	Robert Half International Inc.	6,470,550
265,000	TransUnion *	11,477,150
160,000	Verisk Analytics, Inc. *	13,499,200
		------------
		44,370,130
		------------

	Industrials - Transportation -- 1.58%
130,000	Old Dominion Freight Line, Inc	12,381,200
		------------

	Information Technology - Hardware &
	Equipment -- 3.70%
180,000	CDW Corporation	11,255,400
120,000	Harris Corporation	13,089,600
35,000	Palo Alto Networks, Inc. *	4,683,350
		------------
		29,028,350
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 1.36%
138,750	Microchip Technology Incorporated	10,708,725
		------------

	Information Technology - Software &
	Services -- 16.65%
85,000	ANSYS, Inc. *	10,342,800
170,000	CDK Global, Inc.	10,550,200
75,000	Check Point Software Technologies Ltd. *	8,181,000
145,000	Fidelity National Information Services, Inc.	12,383,000
99,374	Fiserv, Inc. *	12,157,415
97,500	FleetCor Technologies, Inc. *	14,060,475
112,500	Global Payments Inc.	10,161,000
35,500	MercadoLibre, Inc.	8,906,240
110,000	Red Hat, Inc. *	10,532,500
80,000	ServiceNow, Inc. *	8,480,000
255,000	Vantiv, Inc. - Class A *	16,151,700
90,000	Workday, Inc. *	8,730,000
		------------
		130,636,330

		------------

	Materials -- 3.41%
90,000	AptarGroup, Inc.	7,817,400
275,000	Axalta Coating Systems Ltd. *	8,811,000
170,000	Crown Holdings, Inc. *	10,142,200
		------------
		26,770,600
		------------

	Real Estate - Real Estate -- 1.74%
375,000	CBRE Group, Inc. *	13,650,000
		------------

	TOTAL COMMON STOCKS	738,426,503
	(cost $427,211,381)	------------

SHORT-TERM INVESTMENTS -- 5.84%
	U.S. Treasury Bills - 4.84%
$20,000,000	U.S. Treasury Bill 07/06/2017, 0.720%	19,998,899
11,000,000	U.S. Treasury Bill 07/13/2017, 0.720%	10,997,747
7,000,000	U.S. Treasury Bill 07/20/2017, 0.821%	6,997,491
		------------
		37,994,137
		------------

	Money Market Fund - 1.00%
7,827,167	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class), 0.85%	7,827,167
		------------

	TOTAL SHORT-TERM INVESTMENTS	45,821,304
	(cost $45,821,304)	------------

	TOTAL INVESTMENTS
	(cost $473,032,685) - 99.95%	784,247,807
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.05%	393,380
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$784,641,187
		------------
		------------
% of net assets.

As of June 30, 2017, investment cost for federal tax purposes was
$473,026,204 and the tax basis components of unrealized
appreciation/depreciation were as follows:

Unrealized appreciation	$313,348,431
Unrealized depreciation	(2,126,828)
------------
Net unrealized appreciation	$311,221,603
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the
Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$738,426,503
Variable Rate Security	7,827,167
Level 2 -
U.S. Treasury Bills	37,994,137
Level 3 -
None	--
------------
Total	$784,247,807
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/25/2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/25/2017

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: 08/25/2017